Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	SR CPA＆ Co
Auditor Firm ID	7249
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Wellchange Holdings Company Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2024, and the consolidated statement of income and comprehensive income, consolidated statement of changes in shareholders’ equity and consolidated statement of cash flows for the year ended December 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.